Schedule III - Real Estate and Accumulated Depreciation (Detail) - Real Estate Properties (USD $) In Thousands, unless otherwise specified	9 Months Ended
Dec. 31, 2012 sqft
945 W New Hope Dr Cedar Park, Texas	$ 819,000
945 W New Hope Dr Cedar Park, Texas	2,460,000
945 W New Hope Dr Cedar Park, Texas	819,000
945 W New Hope Dr Cedar Park, Texas	2,460,000
945 W New Hope Dr Cedar Park, Texas	3,279,000
945 W New Hope Dr Cedar Park, Texas	$ 3,000
945 W New Hope Dr Cedar Park, Texas	39 years [1]
945 W New Hope Dr Cedar Park, Texas	Dec. 31, 2012
945 W New Hope Dr Cedar Park, Texas (in Square feet)	52,000

[1]	The initial costs of buildings are depreciated over 39 years using a straight-line method of accounting; improvements capitalized subsequent to acquisition are depreciated over the shorter of the lease term or useful life, generally ranging from one to 20 years.